Schedule of Unused Lines of Committed Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Unused lines of credit	$ 1,016.9	$ 763.2
Later than one year and not later than two years
Line of Credit Facility [Line Items]
Unused lines of credit	64.9
Later than two years and not later than three years
Line of Credit Facility [Line Items]
Unused lines of credit		96.7
Later than three years and not later than five years
Line of Credit Facility [Line Items]
Unused lines of credit	$ 952.0	$ 666.5